Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies (Details Narrative)
Operating leases, rental expense	$ 244,000	$ 210,000
Lease term	5 years
Lease expiry date	Sep. 30, 2023
Rent expense (monthly)	$ 19,000
Total contractual commitments	$ 2,000,000